Average Annual Total Returns - Pioneer High Yield VCT Portfolio	May 01, 2021
ICEBofAMerrillLynchAllConvertiblesSpeculativeQualityIndexreflectsnodeductionforfeesexpensesortaxes [Member]
Average Annual Return:
1 Year	115.31%
5 Years	28.43%
10 Years	16.16%
Since Inception	9.85%
Inception Date	May 01, 2000
ICEBofAMerrillLynchUSHighYieldIndexreflectsnodeductionforfeesexpensesortaxes [Member]
Average Annual Return:
1 Year	6.17%
5 Years	8.43%
10 Years	6.62%
Since Inception	7.17%
Inception Date	May 01, 2000
Class I
Average Annual Return:
1 Year	2.48%
5 Years	6.80%
10 Years	5.50%
Since Inception	7.20%
Inception Date	May 01, 2000
Class II
Average Annual Return:
1 Year	1.98%
5 Years	6.39%
10 Years	5.13%
Since Inception	6.47%
Inception Date	May 01, 2001